Schedule I - Condensed Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net Income	$ 34,840	$ 43,628	$ (18,150)	$ 39,130	$ 43,956	$ 41,239	$ 34,193	$ 27,083	$ 99,448	$ 146,471	$ 29,919
Adjustments to reconcile net income to net cash and cash equivalents used in operating activities:
Amortization of financing fees									20,557	14,411	15,076
Deferred income taxes									1,507	(17,057)	(30,934)
Changes in operating assets and liabilities
Other assets									(3,292)	(2,147)	8,943
Accrued expenses and other liabilities									34,606	5,491	3,082
Net cash provided by operating activities									288,715	234,050	284,637
Cash flows from investing activities:
Net cash used in investing activities									(204,145)	(85,799)	(4,032,043)
Cash flows from financing activities:
Payments of financing fees									(18,612)		(138,227)
Proceeds from Holdco notes, net of discount									539,000
Exercise of stock options									30	15
Dividends paid									(721,682)
Share repurchase									(160)
Net cash (used in) provided by financing activities									(202,027)	(229,360)	3,798,238
Effect of exchange rate changes on cash and cash equivalents									910	1,839	(2,909)
Net (decrease) increase in cash and cash equivalents									(116,547)	(79,270)	47,923
Cash and cash equivalents at beginning of year				315,136				393,335	315,136	393,335	341,678
Cash and cash equivalents at end of year	198,589				315,136				198,589	315,136	393,335
Parent Company
Cash flows from operating activities:
Net Income									99,448	146,471	29,919
Adjustments to reconcile net income to net cash and cash equivalents used in operating activities:
Equity in earnings of subsidiaries									(129,480)	(146,471)	(29,919)
Dividends received									216,926
Amortization of financing fees									3,436
Deferred income taxes									(3,786)
Changes in operating assets and liabilities
Other assets									(10,261)
Accrued expenses and other liabilities									17,783
Net cash provided by operating activities									194,066
Cash flows from financing activities:
Payments of financing fees									(11,225)
Proceeds from Holdco notes, net of discount									539,000
Exercise of stock options									30
Dividends paid									(721,682)
Share repurchase									(160)
Net cash (used in) provided by financing activities									(194,037)
Net (decrease) increase in cash and cash equivalents									29
Cash and cash equivalents at end of year	$ 29								$ 29